Fair value measurements - Summary of Significant Unobservable Inputs (Details) - Discounted cash flows - Guarantees	Dec. 31, 2021
Discount rates | Weighted Average
Fair value measurements
Unobservable input, rates	0.0604
Expected delinquency rates | Minimum
Fair value measurements
Unobservable input, rates	0.1877
Expected delinquency rates | Maximum
Fair value measurements
Unobservable input, rates	0.1970